Net sales (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Disclosure of Reconciliation From Gross Revenue from Contracts with Customers, to Net Revenue from Contracts with Customers

	03/31/2026	03/31/2025
Gross sales	13,721,877	13,931,964
Sales deductions
Returns and cancellations	(20,297)	(36,433)
Discounts and rebates	(2,208,178)	(1,812,315)
	11,493,402	12,083,216
Taxes on sales	(524,986)	(530,295)
Net sales	10,968,416	11,552,921